TAX SITUATION - Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred asset
Deferred asset	S/ 1,693,655	S/ 520,848
Deferred liabilities
Deferred liability	(105,529)	(134,204)
Buildings [member] | Other [Member]
Deferred liabilities
Deferred liability	(65,052)	(66,818)
Allowance for loan losses for loan portfolio [Member]
Deferred asset
Deferred asset	1,738,240	699,970
Freezing credits (zero rate) and FAE funds
Deferred asset
Deferred asset	45,317	0
Provision for profit sharing [Member] | Other [Member]
Deferred asset
Deferred asset	40,648	57,351
Provision for sundry expenses and risks [Member]
Deferred asset
Deferred asset	18,634	5,313
Provision for sundry expenses and risks [Member] | Other [Member]
Deferred asset
Deferred asset	24,972	35,056
Provision for pending vacations [Member]
Deferred asset
Deferred asset	25,994	24,378
Depreciation of improvements for leased premises [Member]
Deferred asset
Deferred asset	24,945	19,005
Provision of interest on overdue refinanced loans
Deferred asset
Deferred asset	24,254	0
Unrealized loss in valuation on cash flow hedge derivatives [Member]
Deferred asset
Deferred asset	999	14,992
Carry forward tax losses [member]
Deferred asset
Deferred asset	19,443	14,309
Carry forward tax losses [member] | Other [Member]
Deferred asset
Deferred asset	34,972	4,773
Unrealized losses due to valuation of investments at fair value through other comprehensive income [Member]
Deferred asset
Deferred asset	20,488	6,229
Unrealized losses due to valuation of investments at fair value through other comprehensive income [Member] | Other [Member]
Deferred asset
Deferred asset	21,062	632
Provision of Stock awards
Deferred asset
Deferred asset	15,325	2,233
Others
Deferred asset
Deferred asset	21,514	19,351
Deferred liabilities
Deferred liability	(36,417)	(11,280)
Others | Other [Member]
Deferred asset
Deferred asset	83,717	50,403
Deferred liabilities
Deferred liability	(6,623)	(12,977)
Intangibles net [Member]
Deferred liabilities
Deferred liability	(41,491)	(50,048)
Intangibles net [Member] | Other [Member]
Deferred liabilities
Deferred liability	(219,980)	(223,101)
Adjustment for difference in exchange of SUNAT and SBS [Member] | Other [Member]
Deferred liabilities
Deferred liability	(28,424)	(30,846)
Deferred acquisitions costs DAC [Member]
Deferred liabilities
Deferred liability	(26,616)	(27,925)
Deferred acquisitions costs DAC [Member] | Other [Member]
Deferred liabilities
Deferred liability	(14,705)	(17,578)
Unrealized gain due to valuation of investments at fair value through other comprehensive income [Member]
Deferred liabilities
Deferred liability	(36,796)	(34,054)
Unrealized gain due to valuation of investments at fair value through other comprehensive income [Member] | Other [Member]
Deferred liabilities
Deferred liability	(28,377)	(12,387)
Unrealized gain in valuation on fair value hedge derivatives [Member] | Other [Member]
Deferred liabilities
Deferred liability	(13,714)	(9,451)
Fluctuation of the fair value of the covered bonds [Member] | Other [Member]
Deferred liabilities
Deferred liability	(1,707)	(7,971)
Unrealized gain in valuation on cash flow hedge derivatives [Member] | Other [Member]
Deferred liabilities
Deferred liability	(3,974)	(2,021)
Technical reserves for premiums [Member]
Deferred liabilities
Deferred liability	0	(23,180)
Buildings revaluation [Member]
Deferred liabilities
Deferred liability	(3,558)	(3,463)
Buildings revaluation [Member] | Other [Member]
Deferred liabilities
Deferred liability	(4,234)	(4,795)
Deferred income due to commission [Member]
Deferred asset
Deferred asset	9,021	8,138
Allowance for loan losses for insurance [Member]
Deferred asset
Deferred asset	0	6,945
Provision for profit sharing
Deferred asset
Deferred asset	4,041	8,562
Gain generated in the reorganization of Pacfico EPS [Member]
Deferred liabilities
Deferred liability	(39,515)	(39,515)
Catastrophic insurance reserve [Member]
Deferred liabilities
Deferred liability	(10,682)	(9,776)
Leasing operations related to loans [Member]
Deferred liabilities
Deferred liability	S/ (3,595)	S/ (3,810)